Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 4,925
Amortization	1,152	$ 1,112
Ending balance	4,758	4,925
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	296
Ending balance	213	296
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,916
Ending balance	1,626	1,916
Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,006
Ending balance	2,143	2,006
Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	417
Ending balance	532	417
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	290
Ending balance	244	290
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,516	12,370
Additions	1,048	852
Fully amortized intangibles	(780)	(1,729)
Foreign exchange and other	41	23
Ending balance	11,825	11,516
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	852	850
Fully amortized intangibles	(16)
Foreign exchange and other		2
Ending balance	836	852
Gross carrying amount [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,563	3,553
Foreign exchange and other	28	10
Ending balance	3,591	3,563
Gross carrying amount [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,096	7,071
Additions	71	22
Transfers	821	688
Fully amortized intangibles	(673)	(1,696)
Foreign exchange and other	12	11
Ending balance	6,327	6,096
Gross carrying amount [member] | Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	417	324
Additions	938	782
Transfers	(821)	(688)
Foreign exchange and other	(2)	(1)
Ending balance	532	417
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	588	572
Additions	39	48
Fully amortized intangibles	(91)	(33)
Foreign exchange and other	3	1
Ending balance	539	588
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,591)	(7,154)
Amortization	1,152	1,112
Write-downs	76	26
Fully amortized intangibles	(780)	(1,729)
Foreign exchange and other	28	28
Ending balance	(7,067)	(6,591)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(556)	(487)
Amortization	70	62
Write-downs	14	4
Fully amortized intangibles	(16)
Foreign exchange and other	(1)	3
Ending balance	(623)	(556)
Accumulated depreciation and amortisation [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,647)	(1,295)
Amortization	305	342
Foreign exchange and other	13	10
Ending balance	(1,965)	(1,647)
Accumulated depreciation and amortisation [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,090)	(5,073)
Amortization	739	676
Write-downs	13	22
Fully amortized intangibles	(673)	(1,696)
Foreign exchange and other	15	15
Ending balance	(4,184)	(4,090)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(298)	(299)
Amortization	38	32
Write-downs	49
Fully amortized intangibles	(91)	(33)
Foreign exchange and other	1
Ending balance	$ (295)	$ (298)